Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income / (loss) attributable to stockholders of Borr Drilling Limited	$ 82.1	$ 22.1	$ (292.8)